Retirement Benefit Obligations - Summary of Analysis of Defined Benefit Expense/(Credit) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of defined benefit plans [abstract]
Current service cost	$ 55	$ 53	$ 48
Administration expenses	4	5	8
Past service (credit)/cost net	(3)	1	(20)
Loss on settlements	6	0	0
Subtotal	62	59	36
Interest income on scheme assets	(46)	(56)	(72)
Interest cost on scheme liabilities	56	67	87
Net interest expense	10	11	15
Net expense to Consolidated Income Statement	$ 72	$ 70	$ 51